OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENTS

19. OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

The Company’s organizational structure consists of global business unit and global regional leadership teams. The Company’s eleven operating segments follow its commercial and product-based activities and are based on engagement in business activities, availability of discrete financial information and review of operating results by the Chief Operating Decision Maker at the identified operating segment level.

The Company’s operating segments that share similar economic characteristics and future prospects, nature of the products and production processes, end-use markets, channels of distribution and regulatory environment have been aggregated into three reportable segments: Global Industrial, Global Institutional & Specialty and Global Healthcare & Life Sciences. The Company’s operating segments that do not meet the quantitative criteria to be separately reported have been combined into Other. The Company provides similar information for Other as the Company considers the information regarding its underlying operating segments as useful in understanding its consolidated results.

Comparability of Reportable Segments

Effective in the first quarter of 2020, and in anticipation of the separation of the Upstream Energy business, the Company created the Upstream and Downstream operating segments and reporting units from the Global Energy operating segment and reporting unit, which was also a reportable segment. The Downstream operating segment, which was previously included in the Global Energy reportable segment has been aggregated into the Global Industrial reportable segment. The table below reflects the elimination of the Global Energy reportable segment and creation of the Downstream operating segment. Also, in the first quarter of 2020, the Company announced leadership changes which allow for shared oversight and focus on the Healthcare & Life Sciences operating segments and established the Global Healthcare & Life Sciences reportable segment. This segment is comprised of the Healthcare operating segment which was previously aggregated in the Global Institutional & Specialty reportable segment and the Life Sciences operating segment which was previously aggregated in the Global Industrial reportable segment. Additionally, the table reflects the Textile Care operating segment being reported in Other, which had previously been aggregated in the Global Industrial reportable segment. The Company also renamed the Global Institutional reportable segment to the Global Institutional & Specialty reportable segment. The Company made other immaterial changes, including the movement of certain customers and cost allocations between reportable segments.

Subsequent to the separation of ChampionX, the Company no longer reports the Upstream Energy segment, which is reflected in discontinued operations.

The Company’s eleven operating segments are aggregated as follows:

Global Industrial

Includes the Water, Food & Beverage, Paper, and Downstream operating segments. It provides water treatment and process applications, and cleaning and sanitizing solutions primarily to large industrial customers within the manufacturing, food and beverage processing, transportation, chemical, primary metals and mining, power generation, pulp and paper, commercial laundry, global petroleum and petrochemical industries. The underlying operating segments exhibit similar manufacturing processes, distribution methods and economic characteristics.

Global Institutional & Specialty

Includes the Institutional and Specialty operating segments. It provides specialized cleaning and sanitizing products to the foodservice, hospitality, lodging, government and education and retail industries. The underlying operating segments exhibit similar manufacturing processes, distribution methods and economic characteristics.

Global Healthcare & Life Sciences

Includes the Healthcare and Life Sciences operating segments. It provides specialized cleaning and sanitizing products to the healthcare, personal care and pharmaceutical industries. The underlying operating segments exhibit similar manufacturing processes, distribution methods and economic characteristics.

Other

Includes the Pest Elimination operating segment which provides services to detect, eliminate and prevent pests, such as rodents and insects, the CTG operating segment which produces and sells colloidal silica, which is comprised of nano-sized particles of silica in water used primarily for binding and polishing applications and the Textile Care operating segment which provides products and services that manage the entire wash process through custom designed programs, premium products, dispensing equipment, water and energy management and reduction, and real time data management.

Corporate

Consistent with the Company’s internal management reporting, Corporate amounts in the table above include intangible asset amortization specifically from the Nalco merger and special (gains) and charges, as discussed in Note 3, that are not allocated to the Company’s reportable segments.

Comparability of Reportable Segments

The Company evaluates the performance of its non-U.S. dollar functional currency international operations based on fixed currency exchange rates, which eliminate the impact of exchange rate fluctuations on its international operations. Fixed currency amounts are updated annually at the beginning of each year based on translation into U.S. dollars at foreign currency exchange rates established by management, with all periods presented using such rates. The “Fixed Currency Rate Change” column shown in the following table reflects the impact on previously reported values related to fixed currency exchange rates established by management for 2020 and have been updated from the 2019 rates reflected in the Company’s 2019 Form 10-K. The “Other” column in the table reflects immaterial changes between segments, primarily cost allocations. Further information related to the Company’s special (gains) and charges is included in Note 3.

The ChampionX business, which includes the direct revenues, operating expenses and certain other expenses directly attributable to the ChampionX business, is reflected in the Company’s historical financial statements as discontinued operations. Allocations of overhead expenses included in historical Upstream Energy segment results are reallocated to the remaining segments. These changes are presented in the “Discontinued operations and related allocation changes” columns in the table below.

The impact of the preceding changes on previously reported full year 2019, 2018 and 2017 reportable segment net sales and operating income is summarized as follows:

	December 31, 2019
					Discontinued
	2019 Reported		Fixed	2019 Reported	Operations and	2019 Revised
	Valued at 2019	Segment	Currency	Valued at 2020	Related Allocation	Valued at 2020
(millions)	Management Rates	Change	Rate Change	Management Rates	Charges	Management Rates
Net Sales
Global Industrial	$5,569.9	$479.2	$(52.7)	$5,996.4	$(1.8)	$5,994.6
Global Institutional & Specialty	5,235.5	(800.1)	(23.3)	4,412.1	-	4,412.1
Global Healthcare & Life Sciences	-	991.7	(12.7)	979.0	-	979.0
Upstream Energy	-	2,350.0	2.9	2,352.9	(2,352.9)	-
Global Energy	3,334.0	(3,334.0)	-	-	-	-
Other	907.5	313.2	(9.0)	1,211.7	-	1,211.7
Subtotal at fixed currency rates	15,046.9	-	(94.8)	14,952.1	(2,354.7)	12,597.4
Effect of foreign currency translation	(140.6)	-	94.8	(45.8)	10.4	(35.4)
Consolidated reported GAAP net sales	$14,906.3	$-	$-	$14,906.3	$(2,344.3)	$12,562.0

Operating Income
Global Industrial	$854.7	$133.4	$(7.5)	$980.6	$(77.9)	$902.7
Global Institutional & Specialty	1,042.2	(93.4)	(1.5)	947.3	(7.5)	939.8
Global Healthcare & Life Sciences	-	136.7	(1.6)	135.1	(10.6)	124.5
Upstream Energy	-	188.2	(0.3)	187.9	(187.9)	-
Global Energy	379.1	(379.1)	-	-	-	-
Other	167.3	14.2	(0.9)	180.6	(13.6)	167.0
Corporate	(409.1)	-	1.2	(407.9)	128.2	(279.7)
Subtotal at fixed currency rates	2,034.2	-	(10.6)	2,023.6	(169.3)	1,854.3
Effect of foreign currency translation	(20.4)	-	10.6	(9.8)	0.7	(9.1)
Consolidated reported GAAP operating income	$2,013.8	$-	$-	$2,013.8	$(168.6)	$1,845.2

	December 31, 2018
					Discontinued
	2018 Reported		Fixed	2018 Reported	Operations and	2018 Revised
	Valued at 2019	Segment	Currency	Valued at 2020	Related Allocation	Valued at 2020
(millions)	Management Rates	Change	Rate Change	Management Rates	Charges	Management Rates
Net Sales
Global Industrial	$5,220.2	$520.9	$(50.8)	$5,690.3	$(1.8)	$5,688.5
Global Institutional & Specialty	5,066.0	(788.3)	(22.5)	4,255.2	-	4,255.2
Global Healthcare & Life Sciences	-	928.2	(12.5)	915.7	-	915.7
Upstream Energy	-	2,419.8	2.5	2,422.3	(2,422.3)	-
Global Energy	3,388.8	(3,388.8)	-	-	-	-
Other	855.7	308.2	(8.6)	1,155.3	-	1,155.3
Subtotal at fixed currency rates	14,530.7	-	(91.9)	14,438.8	(2,424.1)	12,014.7
Effect of foreign currency translation	137.5	-	91.9	229.4	(22.0)	207.4
Consolidated reported GAAP net sales	$14,668.2	$-	$-	$14,668.2	$(2,446.1)	$12,222.1

Operating Income
Global Industrial	$724.4	$116.2	$(6.6)	$834.0	$(80.3)	$753.7
Global Institutional & Specialty	1,007.3	(100.8)	(1.5)	905.0	(3.5)	901.5
Global Healthcare & Life Sciences	-	136.8	(1.7)	135.1	(10.7)	124.4
Upstream Energy	-	170.7	1.6	172.3	(172.3)	-
Global Energy	338.5	(338.5)	-	-	-	-
Other	160.0	15.6	(1.0)	174.6	(10.6)	164.0
Corporate	(303.6)	-	0.9	(302.7)	60.9	(241.8)
Subtotal at fixed currency rates	1,926.6	-	(8.3)	1,918.3	(216.5)	1,701.8
Effect of foreign currency translation	20.4	-	8.3	28.7	(2.2)	26.5
Consolidated reported GAAP operating income	$1,947.0	$-	$-	$1,947.0	$(218.7)	$1,728.3

	December 31, 2017
					Discontinued
	2017 Reported		Fixed	2017 Reported	Operations and	2017 Revised
	Valued at 2019	Segment	Currency	Valued at 2020	Related Allocation	Valued at 2020
(millions)	Management Rates	Change	Rate Change	Management Rates	Charges	Management Rates
Net Sales
Global Industrial	$4,895.8	$502.8	$(48.1)	$5,350.5	$(1.8)	$5,348.7
Global Institutional & Specialty	4,785.8	(740.7)	(22.6)	4,022.5	-	4,022.5
Global Healthcare & Life Sciences	-	862.6	(10.9)	851.7	-	851.7
Upstream Energy	-	2,276.8	1.5	2,278.3	(2,278.3)	-
Global Energy	3,205.8	(3,205.8)	-	-	-	-
Other	910.7	304.3	(8.4)	1,206.6	-	1,206.6
Subtotal at fixed currency rates	13,798.1	-	(88.5)	13,709.6	(2,280.1)	11,429.5
Effect of foreign currency translation	37.8	-	88.5	126.3	(24.7)	101.6
Consolidated reported GAAP net sales	$13,835.9	$-	$-	$13,835.9	$(2,304.8)	$11,531.1

Operating Income
Global Industrial	$722.0	$114.3	$(6.0)	$830.3	$(69.4)	$760.9
Global Institutional & Specialty	962.7	(86.7)	(1.6)	874.4	(6.3)	868.1
Global Healthcare & Life Sciences	-	117.2	(1.1)	116.1	(12.4)	103.7
Upstream Energy	-	158.9	(0.3)	158.6	(158.6)	-
Global Energy	322.9	(322.9)	-	-	-	-
Other	140.7	19.2	(0.6)	159.3	(12.3)	147.0
Corporate	(210.3)	-	1.0	(209.3)	60.7	(148.6)
Subtotal at fixed currency rates	1,938.0	-	(8.6)	1,929.4	(198.3)	1,731.1
Effect of foreign currency translation	12.1	-	8.6	20.7	(4.5)	16.2
Consolidated reported GAAP operating income	$1,950.1	$-	$-	$1,950.1	$(202.8)	$1,747.3

Reportable Segment Information

Financial information for each of the Company’s reportable segments is as follows:

	Net Sales			Operating Income (Loss)
(millions)	2019	2018	2017	2019	2018	2017
Global Industrial	$5,994.6	$5,688.5	$5,348.7	$902.7	$753.7	$760.9
Global Institutional & Specialty	4,412.1	4,255.2	4,022.5	939.8	901.5	868.1
Global Healthcare & Life Sciences	979.0	915.7	851.7	124.5	124.4	103.7
Other	1,211.7	1,155.3	1,206.6	167.0	164.0	147.0
Corporate	-	-	-	(279.7)	(241.8)	(148.6)
Subtotal at fixed currency	12,597.4	12,014.7	11,429.5	1,854.3	1,701.8	1,731.1
Effect of foreign currency translation	(35.4)	207.4	101.6	(9.1)	26.5	16.2
Consolidated	$12,562.0	$12,222.1	$11,531.1	$1,845.2	$1,728.3	$1,747.3

The profitability of the Company’s operating segments is evaluated by management based on operating income.

The Company has an integrated supply chain function that serves all of its reportable segments. As such, asset and capital expenditure information by reportable segment has not been provided and is not available since the Company does not produce or utilize such information internally. In addition, although depreciation and amortization expense is a component of each reportable segment’s operating results, it is not discretely identifiable.

Geographic Information

Long-lived assets at public exchange rates by geographic region are as follows:

	Long-Lived Assets, net

(millions)	2019	2018
United States	$6,990.8	$6,852.2
Europe	2,515.2	2,409.9
Asia Pacific, excluding Greater China	831.1	820.3
Latin America	469.9	508.9
MEA	177.2	177.9
Canada	93.9	91.9
Greater China	1,163.1	1,194.6
Total	$12,241.2	$12,055.7

Geographic data for long-lived assets is based on physical location of those assets. Refer to Note 18 for net sales by geographic region.